Intangible Assets (Details Narrative) (10-K) - USD ($)				3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Oct. 04, 2017	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Purchase of software license									$ (1,782)	$ (20,500)
Capitalized cost, intangible asset				$ 3,037,147				3,037,147		11,038,929
Purchase price, intangible asset										8,000,000
Transaction costs, intangible asset				1,782				1,782		1,782
Tax basis of intangible asset				$ 1,782				$ 1,782		$ 1,782
Number of shares provided in exchange for net assets			31,745,242				2,090,301		2,090,301	2,090,301
Common stock shares issued	35,272,626			38,404,530				38,404,530		38,674,265	35,272,626
Common stock shares outstanding	35,272,626			38,404,530				38,404,530		38,674,265	35,272,626
License agreement description										The negotiation of the modification to the Agreement was in process as of October 4, 2017 and was finalized in mid-February 2018 and the legal documents were thereafter executed and the option was exercised on March 19, 2018 in exchange for CoNCERT receiving: (i) $8 million of our common stock that was held by Promet LLC for the benefit of CoNCERT; (ii) royalties, on a product-by-product basis, on worldwide net sales of products during each year as follows: (a) four percent (4%) of sales less than or equal to $100 million; (b) five percent (5%) of sales greater than $100 million and less than or equal to $500 million; (c) six percent (6%) of sales greater than $500 million and less than or equal to $1 billion; and, (d) for that portion greater than $1 billion, (i) with respect to net sales made by Promet or any of its affiliates, ten percent (10%) of net sales, and (ii) with respect to net sales made by any sub-licensee, the greater of (1) 6% of such net sales or (2) 50% of all payments received by Promet or any of its affiliates with respect to such net sales; and (iii) 15% of any sublicense revenue earned by us for a period equivalent to the royalty term (as defined in the Agreement) until the earliest of (a) our raising $8 million of gross proceeds
Proceeds from common stock									$ 2,965,095	$ 2,874,687
Amortization expense				$ 198,832	$ 200,256			596,496	$ 422,814	$ 621,647
Weighted average amortization period for intangible asset										2 years
Future amortization expense, year two				795,000				795,000		$ 795,000
Future amortization expense, thereafter				$ 788,000				$ 788,000		$ 788,000
Agreement [Member]
Sub-licence agreement percentage		15.00%	15.00%
Category 1 [Member] | Sub-licensee [Member]
Percentage of sales percentage		6.00%	6.00%
CoNCERT Pharmaceuticals, Inc [Member]
Number of shares provided in exchange for net assets	2,090,301
Shares acquired price per share	$ 3.83
Acquisition percentage	6.00%
Percentage of controlling interest	6.00%
Fair value of intangible assets	$ 8,000,000
Proceeds from royalty receivable		$ 8,000,000
Proceeds from common stock	$ 8,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 1 [Member]
Percentage of sales percentage		4.00%	4.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 1 [Member] | Maximum [Member]
Amount of sales limit		$ 100,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member]
Percentage of sales percentage		5.00%	5.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member] | Maximum [Member]
Amount of sales limit		$ 500,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 2 [Member] | Minimum [Member]
Amount of sales limit		$ 100,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member]
Percentage of sales percentage		6.00%	6.00%
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member] | Maximum [Member]
Amount of sales limit		$ 1,000,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 3 [Member] | Minimum [Member]
Amount of sales limit		500,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Category 4 [Member] | Minimum [Member]
Amount of sales limit		$ 1,000,000,000
Promet [Member] | Category 1 [Member]
Percentage of sales percentage		10.00%	10.00%
Promet [Member] | Category 2 [Member]
Percentage of sales percentage		50.00%	50.00%